Parent company only condensed financial information - Schedule of Condensed Statements of Cash Flows (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)
Net cash provided by operating activities	¥ 182,593	$ 25,289,000,000	¥ 199,752		¥ 142,759
Net cash used in investing activities	(21,824)	(3,023,000,000)	(135,506)		(198,592)
Issuance of ordinary shares	843	117,000,000	11		109
Repurchase of ordinary shares	(88,745)	(12,291,000,000)	(74,746)		(61,225)
Dividend distribution | $				$ 0
Repayment of unsecured senior notes	(5,013)	(694,000,000)		0	(9,585)
Net cash used in financing activities	(108,244)	(14,992,000,000)	(65,619)		(64,449)
Effect of exchange rate changes on cash and cash equivalents, restricted cash and escrow receivables	4,389	608,000,000	3,530		(8,834)
(Decrease) Increase in cash and cash equivalents, restricted cash and escrow receivables	56,914	7,882,000,000	2,157		(129,116)
Cash and cash equivalents, restricted cash and escrow receivables at beginning of year	229,510	31,787,000,000	227,353		356,469
Cash and cash equivalents, restricted cash and escrow receivables at end of year	286,424	$ 39,669,000,000	229,510	$ 31,787,000,000	227,353
Parent Company [Member]
Net cash provided by operating activities	93,308		71,885		(4,739)
(Advances to and investments in) Repayments from subsidiaries and VIEs, and others	11,838		(12,290)		(20,188)
Net cash used in investing activities	11,838		(12,290)		(20,188)
Issuance of ordinary shares	843		11		109
Advances from subsidiaries	6,195		15,296		95,621
Repurchase of ordinary shares	(88,745)		(74,746)		(61,225)
Dividend distribution	(17,946)
Repayment of unsecured senior notes	(5,013)				(9,585)
Net cash used in financing activities	(104,666)		(59,439)		24,920
Effect of exchange rate changes on cash and cash equivalents, restricted cash and escrow receivables	58		33		(36)
(Decrease) Increase in cash and cash equivalents, restricted cash and escrow receivables	538		189		(43)
Cash and cash equivalents, restricted cash and escrow receivables at beginning of year	576		387		430
Cash and cash equivalents, restricted cash and escrow receivables at end of year	¥ 1,114		¥ 576		¥ 387